Stockholders' Equity - Contingent consideration and Recapitalization (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Public ofering
Price period		30 days		30 days
Earn-out consideration, shares per annual installment		1,000,000		1,000,000
Earn-out consideration, total shares		3,000,000		3,000,000
Proceeds from issuance of members' interests	$ 20,000,000		$ 20,000,000	$ 20,000,000
Debt repayment		$ 984,480	151,916,121	194,071,757	$ 24,830,307
Distribution to members	250,000,000		250,000,000	250,000,000
Redemption of certain members' interests	3,713,455		$ 3,713,455	$ 3,713,455
Secured term loans
Public ofering
Debt repayment	$ 151,875,000